AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 70.4%
	AEROSPACE/DEFENSE — 2.5%
7,096	Airbus S.E.	$840,777
63,625	Bae Systems PLC	655,136
		1,495,913
	BANKS — 14.9%
56,400	ANZ Group Holdings Ltd.*	904,939
9,261	Bank of Montreal	838,373
112,530	Commerzbank A.G.*	1,061,183
46,392	National Australia Bank Ltd.	945,710
15,168	Popular, Inc.	1,005,942
58,464	Regions Financial Corp.	1,260,484
123,025	Standard Chartered PLC	921,070
16,704	Western Alliance Bancorp	994,890
22,702	Zions Bancorp N.A.	1,116,030
		9,048,621
	BUILDING MATERIALS — 1.8%
17,214	Builders FirstSource, Inc.*	1,116,844
	CHEMICALS — 4.3%
15,172	Nutrien Ltd.	1,106,869
28,908	Olin Corp.	1,530,390
		2,637,259
	COMMERCIAL SERVICES — 3.2%
4,797	Avis Budget Group, Inc.*	786,372
3,275	United Rentals, Inc.*	1,164,001
		1,950,373
	DISTRIBUTION/WHOLESALE — 1.0%
21,275	Mitsui & Co., Ltd.	621,263
	DIVERSIFIED FINANCIAL SERVICES — 1.6%
10,272	Capital One Financial Corp.	954,885
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.7%
33,386	ABB Ltd.	1,012,550
	FOREST PRODUCTS & PAPER — 2.1%
17,650	West Fraser Timber Co., Ltd.	1,273,583
	IRON/STEEL — 10.4%
19,135	ArcelorMittal S.A.	501,866
56,217	Cleveland-Cliffs, Inc.*	905,656
51,982	Fortescue Metals Group Ltd.	723,010

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRON/STEEL (Continued)
10,260	Nucor Corp.	$1,352,371
16,204	Steel Dynamics, Inc.	1,583,131
49,565	United States Steel Corp.	1,241,603
		6,307,637
	MACHINERY-CONSTRUCTION & MINING — 1.3%
16,266	Hitachi Ltd.	824,857
	MACHINERY-DIVERSIFIED — 6.3%
13,720	AGCO Corp.	1,902,827
119,410	CNH Industrial N.V.	1,917,724
		3,820,551
	MINING — 1.9%
9,377	Rio Tinto PLC	653,991
12,874	Teck Resources Ltd.	486,189
		1,140,180
	OIL & GAS — 17.4%
33,715	APA Corp.	1,573,816
23,519	Canadian Natural Resources Ltd.	1,305,136
9,182	ConocoPhillips	1,083,476
45,747	Coterra Energy, Inc.	1,124,004
21,395	Devon Energy Corp.	1,316,007
52,348	Marathon Oil Corp.	1,417,060
33,680	Shell PLC	942,348
32,526	Suncor Energy, Inc.	1,031,028
16,425	Tourmaline Oil Corp.	828,190
		10,621,065
	TOTAL COMMON STOCKS
	(Cost $42,067,509)	42,825,581
	EXCHANGE-TRADED FUNDS — 27.7%
40,211	Aberdeen Bloomberg All Commodity Strategy K-1 Free ETF	887,055
21,615	Aberdeen Standard Physical Precious Metals Basket Shares ETF*	1,928,707
35,982	GraniteShares Bloomberg Commodity Broad Strategy No. K-1 ETF	809,235
72,185	Invesco PureBeta 0-5 Year U.S. TIPS ETF	1,760,592
20,004	iShares 0-5 Year TIPS Bond ETF	1,939,588
28,581	iShares Floating Rate Bond ETF	1,438,482
67,204	SPDR Bloomberg 1-10 Year TIPS ETF	1,239,914
65,747	SPDR Gold MiniShares Trust*	2,379,384
39,962	Vanguard Short-Term Inflation-Protected Securities ETF	1,866,625
46,570	WisdomTree Enhanced Commodity Strategy Fund	848,505

AXS Astoria Inflation Sensitive ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
35,560	WisdomTree Floating Rate Treasury Fund	$1,787,601
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $18,057,941)	16,885,688
	TOTAL INVESTMENTS — 98.1%
	(Cost $60,125,450)	59,711,269
	Other Assets in Excess of Liabilities — 1.9%	1,157,763
	TOTAL NET ASSETS — 100.0%	$60,869,032

PLC – Public Limited Company
ETF – Exchange-Traded Fund

*Non-income producing security.